UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
           --------------------------------------------------
Address:   140 EAST 45TH STREET, 15TH FLOOR
           --------------------------------------------------
           NEW YORK, NY 10017
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Allan C. Teh               NEW YORK, NY             2/14/08
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        50
                                               -------------

Form 13F Information Table Value Total:        $568,138
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number Name
NONE

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                                                               FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN 2         COLUMN 3    COLUMN 4       COLUMN 5            COLUMN 6    COLUMN 7     COLUMN 8

                                                            VALUE   SHRS OR PRN  SH/   PUT/  INVESTMENT   OTHER   VOTING  AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP    (x$1000)  AMT          PRN   CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
---------------------------- ----------------  ------- ----------- ------------- ---- ------ ------------ -------- --- ------ ----
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0   007903AL1    8,904   12,500,000   PRN          SOLE             12,500,000
AMAG PHARMACEUTICALS INC      COM               00163U106    9,959      165,629   SH           SOLE                165,629
AMGEN INC                     NOTE 0.375% 2/0   031162AN0    4,557    5,000,000   PRN          SOLE              5,000,000
AMR CORP                      COM               001765106    3,920      280,000   SH           SOLE                280,000
APEX SILVER MINES LTD         NOTE 2.875% 3/1   03760XAB7    1,954    2,500,000   PRN          SOLE              2,500,000
CELGENE CORP                  COM               151020104   14,556      315,000   SH           SOLE                315,000
CELL THERAPEUTICS INC         NOTE 5.750% 6/1   150934AC1      690    1,000,000   PRN          SOLE              1,000,000
CELL THERAPEUTICS INC         COM NEW           150934404    2,363    1,256,796   SH           SOLE              1,256,796
CELL THERAPEUTICS INC         NOTE 5.750% 6/1   150934AD9    2,625    3,500,000   PRN          SOLE              3,500,000
CELL THERAPEUTICS INC         NOTE 7.500% 4/3   150934AK3    1,807    3,600,000   PRN          SOLE              3,600,000
CITADEL BROADCASTING CORP     NOTE 1.875% 2/1   17285TAB2    8,100   10,000,000   PRN          SOLE             10,000,000
COMCAST CORP NEW              CL A              20030N101   10,956      600,000   SH           SOLE                600,000
CONTINENTAL AIRLS INC         CL B              210795308    5,487      246,600   SH           SOLE                246,600
CYPRESS BIOSCIENCES INC       COM PAR $.02      232674507    7,686      696,808   SH           SOLE                696,808
DECODE GENETICS INC           NOTE 3.500% 4/1   243586AB0    1,336    2,000,000   PRN          SOLE              2,000,000
DELTA AIR LINES INC DEL       COM NEW           247361702    5,882      395,000   SH           SOLE                395,000
ENTERTAINMENT PPTYS TR        PFD C CNV 5.75%   29380T402    2,962      150,000   SH           SOLE                150,000
EQUITABLE RES INC             COM               294549100    9,027      169,428   SH           SOLE                169,428
FORD MTR CO DEL               NOTE 4.250%12/1   345370CF5   62,128   62,500,000   PRN          SOLE             62,500,000
GENERAL MTRS CORP             DEB SR CONV B     370442733   55,932    2,900,000   SH           SOLE              2,900,000
GENERAL MTRS CORP             DEB SR CV C 33    370442717   68,848    3,500,000   SH           SOLE              3,500,000
GENESIS LEASE LTD             ADR               37183T107    9,316      496,600   SH           SOLE                496,600
HOLOGIC INC                   FRNT 2.000%12/1   436440AA9    5,417    5,000,000   PRN          SOLE              5,000,000
HUGHES COMMUNICATIONS INC     COM               444398101    1,037       18,994   SH           SOLE                 18,994
KEY ENERGY SVCS INC           COM               492914106   24,659    1,713,600   SH           SOLE              1,713,600
LINEAR TECHNOLOGY CORP        NOTE 3.125% 5/0   535678AD8    7,279    7,500,000   PRN          SOLE              7,500,000
LORAL SPACE & COMMUNICATNS L  COM               543881106    4,119      120,250   SH           SOLE                120,250
MAXIM INTEGRATED PRODS INC    COM               57772K101   10,473      395,500   SH           SOLE                395,500
MIRANT CORP NEW               COM               60467R100    6,553      168,100   SH           SOLE                168,100
MYLAN INC                     NOTE 1.250% 3/1   628530AG2    4,507    5,000,000   PRN          SOLE              5,000,000
NABORS INDS INC               NOTE 0.940% 5/1   629568AP1   12,239   13,000,000   PRN          SOLE             13,000,000
NABORS INDUSTRIES LTD         SHS               G6359F103    7,820      285,500   SH           SOLE                285,500
NOBLE CORPORATION             SHS               G65422100    3,391       60,000   SH           SOLE                 60,000
NRG ENERGY INC                COM NEW           629377508    8,014      185,300   SH           SOLE                185,300
PDL BIOPHARMA INC             COM               69329Y104    9,265      528,800   SH           SOLE                528,800
PINNACLE GAS RESOURCES INC    COM               723464301    1,099      240,007   SH           SOLE                240,007
PPL CORP                      COM               69351T106    8,071      154,935   SH           SOLE                154,935
PROLOGIS                      NOTE 1.875%11/1   743410AR3   13,959   15,000,000   PRN          SOLE             15,000,000
RAIT FINANCIAL TRUST          COM               749227104      862      100,000   SH           SOLE                100,000
SHANDA INTERACTIVE ENTMT LTD  SPONSORED ADR     81941Q203    1,667       50,000   SH           SOLE                 50,000
SIX FLAGS INC                 PIERS             83001P505    2,100      144,800   SH           SOLE                144,800
SYMANTEC CORP                 NOTE 1.000% 6/1   871503AF5    7,804    7,500,000   PRN          SOLE              7,500,000
SYMANTEC CORP                 NOTE 0.750% 6/1   871503AD0   20,778   20,000,000   PRN          SOLE             20,000,000
TECH DATA CORP                DBCV 2.750%12/1   878237AE6    9,684   10,000,000   PRN          SOLE             10,000,000
TRANSOCEAN SEDCO FOREX INC    NOTE 1.500%12/1   893830AV1   21,611   20,000,000   PRN          SOLE             20,000,000
TRANSOCEAN SEDCO FOREX INC    NOTE 1.625%12/1   893830AU3   26,982   25,000,000   PRN          SOLE             25,000,000
VORNADO RLTY L P              DBCV 3.875% 4/1   929043AE7   11,534   12,500,000   PRN          SOLE             12,500,000
VORNADO RLTY TR               DBCV 2.850% 4/0   929042AC3   10,578   12,000,000   PRN          SOLE             12,000,000
WILLBROS GROUP INC            NOTE 2.750% 3/1   969199AC2   16,950    8,643,000   PRN          SOLE              8,643,000
WILLIAMS COS INC DEL          COM               969457100   10,691      298,810   SH           SOLE                298,810


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